Fair Value Measurements - Schedule of Carrying Values and Fair Values of Company's Outstanding Debt, Film Related Obligations, and Interest Rate Swaps (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Term Loan A
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value	$ 396.6	$ 424.2
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	397.3	415.4
Term Loan B
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value	816.9	827.2
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	818.1	817.1
Production Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value	1,286.2	1,346.1
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	1,292.2	1,349.9
Production Tax Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value	258.7	229.4
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	260.0	231.8
Backlog Facility and Other
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value	285.4	223.7
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	287.3	226.0
IP Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Carrying Value	107.6	140.8
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	$ 109.9	$ 143.8